DEBT SECURITIES IN ISSUE - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue	£ 49,056	£ 48,724
1 year or over original maturity
DEBT SECURITIES IN ISSUE (Details) - Narrative [Line Items]
Debt securities in issue	£ 30,571	£ 33,369